Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Right-of-use Assets And Lease Liabilities
2026	$ 9,021
Minimum net lease payments	9,021
Less: Present value discount	(1,002)
Total Obligations under operating leases and financial liability	$ 8,019